Deferred revenue	12 Months Ended
Mar. 31, 2018
Deferred revenue
Deferred revenue

35 Deferred revenue

	March 31,
	2017	2018
Global Distribution System provider	866,712	1,365,932
Loyalty program	131,142	104,778
Other	411	—

Total	998,265	1,470,710

Non-current	458,703	599,612
Current	539,562	871,098

Total	998,265	1,470,710

        Deferred revenue represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System ("GDS") providers for facilitating the booking of airline tickets on its website or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement and the balance amount is recognized as deferred revenue.

	March 31,
	2017	2018
At 1 April	1,358,847	998,265
Deferred during the year	52,171	1,098,695
Recorded in statement of profit or loss	(412,752)	(626,250)

At 31 March	998,265	1,470,710